UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30_

Date of reporting period:	2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leeb Focus Fund
Schedule of Investments
February 28, 2010
(Unaudited)

Common Stocks - 82.20%	Shares	Value

Agriculture Chemicals - 4.06%
Mosaic Co. / The	3,700	$ 216,043
Potash Corporation of Saskatchewan, Inc.	2,200	243,012
		459,055

Beverages - 3.36%
Coca-Cola Co. / The	7,200	379,584

Crude Petroleum & Natural Gas - 2.30%
Petroleo Brasileiro S.A. - Petrobras (b)	6,100	260,165

Drilling Oil & Gas Wells - 4.89%
Noble Corp.	5,400	228,204
Transocean, Ltd. (a)	4,058	323,910
		552,114

Electronic Computer - 4.53%
Apple, Inc. (a)	2,500	511,550

Fire, Marine & Casualty Insurance - 2.13%
Berkshire Hathaway, Inc. - Class B (a)	3,000	240,390

Gold & Silver Ores - 6.37%
Barrick Gold Corp.	5,600	210,896
Randgold Resources Ltd. (b)	3,700	266,437
Silver Wheaton Corp. (a)	16,000	242,720
		720,053

Gold Mining - 2.23%
Newcrest Mining Ltd. (b)	8,900	251,870

Metal Mining - 6.39%
BHP Billiton Ltd. (b)	6,200	454,646
Vale SA (b)	9,600	267,456
		722,102

Oil, Gas Field Services - 3.24%
Schlumberger, Ltd.	6,000	366,600

Petroleum Refining - 5.62%
Chevron Corp.	5,600	404,880
ConocoPhillips	4,800	230,400
		635,280

Pharmaceutical Preparations - 6.96%
Roche Holding AG Ltd. (b)	7,200	300,312
Teva Pharmaceutical Industries Ltd. (b)	8,100	486,081
		786,393

Pumps & Pumping Equipment - 2.81%
ITT Corp.	6,200	317,626

Radio & TV Broadcasting & Communications Equipment - 2.34%
QUALCOMM, Inc.	7,200	264,168

Retail - Catalog & Mail-Order Houses - 2.51%
Amazon.com, Inc. (a)	2,400	284,160

Retail - Drug Stores & Proprietary Stores - 3.10%
CVS Caremark Corp.	10,400	351,000

*See notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 82.20% - continued	Shares	Value

Retail - Variety Stores - 4.31%
Wal-Mart Stores, Inc.	9,000	$ 486,630

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.94%
Raytheon Co.	5,900	331,816

Semiconductors & Related Devices - 4.20%
Intel Corp.	23,100	474,243

Services - Business Services - 3.62%
Visa, Inc. - Class A	4,800	409,344

Services - Computer Integrated Systems Design - 1.75%
CACI International, Inc. - Class A (a)	4,000	198,240

Services - Prepackaged Software - 2.54%
Microsoft Corp.	10,000	286,600

TOTAL COMMON STOCKS (Cost $8,885,401)		9,288,983

Exchange-Traded Funds - 7.29%

iShares Silver Trust (a)	16,500	265,155
SPDR Gold Trust (a)	5,100	558,093

TOTAL EXCHANGE-TRADED FUNDS (Cost $758,162)		823,248

Closed-End Funds - 1.97%
China Fund, Inc.	8,300	222,688

TOTAL CLOSED-END FUNDS (Cost $231,746)		222,688

Money Market Securities - 1.80%
Fidelity Institutional Money Market Portfolio - Class I - 0.27% (c)	203,552	203,552

TOTAL MONEY MARKET SECURITIES (Cost $203,552)		203,552

U.S. Government Securities - 4.49%	Principal
U.S. Treasury Bond Stripped, 05/15/2039 (a)	$2,000,000	506,960

TOTAL U.S. GOVERNMENT SECURITIES (Cost $547,562)		506,960

TOTAL INVESTMENTS (Cost $10,626,423) - 97.75%		$ 11,045,431

Other assets less liabilities - 2.25%		254,649

TOTAL NET ASSETS - 100.00%		$ 11,300,080

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2010.

Tax Related
Gross unrealized appreciation		$ 1,239,773
Gross unrealized depreciation		(820,765)
Net unrealized appreciation		$ 419,008

Aggregate cost of securities for income tax purposes		$ 10,626,423

*See notes which are an integral part of these financial statements.

Leeb Focus Fund

Related Notes to the Schedule of Investments

February 28, 2010

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Equity securities, including common stocks, American Depositary Receipts, exchange-traded funds and closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.

Leeb Focus Fund

Related Notes to the Schedule of Investments – continued

February 28, 2010

(Unaudited)

A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 7,002,016	$ -	$ -	$ 7,002,016

American Depositary Receipts*	$ 2,286,967	-	-	2,286,967
				-
Exchange-Traded Funds	823,248	-	-	823,248

Closed-End Funds	222,688	-	-	222,688

Money Market Securities	203,552	-	-	203,552

U.S. Government Securities	-	506,960	-	506,960

Total	$ 10,538,471	$ 506,960	$ -	$ 11,045,431

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Leeb Focus Fund

Related Notes to the Schedule of Investments – continued

February 28, 2010

(Unaudited)

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Bell Worldwide Trends Fund
Schedule of Investments
February 28, 2010
(Unaudited)

	Shares	Value
Exchange-Traded Funds - 94.18%
Claymore/Clear Spin-Off ETF	2,750	$ 52,774
First Trust Dow Jones Internet Index Fund (a)	3,070	74,325
iShares MSCI Hong Kong Index Fund	4,400	67,892
iShares MSCI Singapore Index Fund	3,500	38,535
iShares MSCI Turkey Investable Market Index Fund	830	41,342
Market Vectors Gold Miners ETF	2,826	124,033
PowerShares Dynamic Media Portfolio	4,400	53,636
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	6,991	143,106
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	2,770	143,320
PowerShares QQQ	2,833	126,805
RevenueShares Mid Cap Fund	4,025	98,814
Rydex S&P 500 Pure Growth ETF	5,285	180,536
Rydex S&P Equal Weight Consumer Discretionary ETF	2,117	80,279
Rydex S&P Smallcap 600 Pure Value ETF	3,300	111,078
SPDR Barclays Capital High Yield Bond ETF	2,350	91,156
SPDR Metals & Mining ETF	820	42,074
SPDR S&P Emerging Asia Pacific ETF	771	54,124
SPDR S&P Emerging Latin America ETF	1,290	96,776
SPDR S&P International Dividend ETF	3,800	196,688
WisdomTree Emerging Markets SmallCap Dividend Fund	1,790	74,034
WisdomTree Pacific Equity Income Fund	2,250	121,185

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,790,732)		2,012,512

Mutual Funds - 4.78%
Berwyn Income Fund	7,922	102,188

TOTAL MUTUAL FUNDS (Cost $95,588)		102,188

Money Market Securities - 0.61%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.27% (b)	13,048	13,048

TOTAL MONEY MARKET SECURITIES (Cost $13,048)		13,048

TOTAL INVESTMENTS (Cost $1,899,368) - 99.57%		$ 2,127,748

Other assets less liabilities - 0.43%		9,233

TOTAL NET ASSETS - 100.00%		$ 2,136,981

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at February 28, 2010.

Tax Related
Unrealized appreciation	$ 232,794
Unrealized depreciation	(4,414)
Net unrealized appreciation	$ 228,380

Aggregate cost of securities for income tax purposes	$ 1,899,368

*See notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund

Notes to the Schedule of Investments

February 28, 2010

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Bell Worldwide Trends Fund

Notes to the Schedule of Investments - continued

February 28, 2010

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 28, 2010, in valuing the Fund’s investments:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$ 2,012,512	$ -	$ -	$ 2,012,512
Mutual Funds	102,188	-	-	102,188
Money Market Securities	13,048	-	-	13,048

Total	$ 2,127,748	$ -	$ -	$ 2,127,748

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Roosevelt Multi-Cap Fund
Schedule of Investments
February 28, 2010
(Unaudited)

Common Stocks - 92.88%	Shares	Value

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.85%
Owens Corning, Inc. (a)	112,646	$ 2,650,560

Aircraft Part & Auxiliary Equipment - 0.98%
TransDigm Group, Inc.	28,096	1,410,981

Chemical & Allied Products - 1.80%
Givaudan SA (b)	114,041	1,881,676
Monsanto Co.	10,000	706,500
		2,588,176

Computer & Office Equipment - 1.55%
International Business Machines Corp. (IBM)	17,530	2,229,115

Computer Communications Equipment - 2.55%
Cisco Systems, Inc. (a)	150,428	3,659,913

Computer Peripheral Equipment - 1.09%
Aruba Networks, Inc. (a)	134,000	1,571,820

Crude Petroleum & Natural Gas - 1.40%
Southwestern Energy Co. (a)	23,978	1,020,264
Ultra Petroleum Corp. (a)	21,744	994,353
		2,014,617

Drawing and Insulating Nonferrous Wire - 1.90%
Corning, Inc.	155,002	2,732,685

Electronic Computers - 1.99%
Apple, Inc. (a)	13,938	2,851,994

Finance Services - 0.42%
Greenhill & Co., Inc.	8,401	600,251

Games. Toys & Childrens Vehicles (No Dolls & Bicycles) - 1.82%
Hasbro, Inc.	72,901	2,608,398

Guided Missiles & Space Vehicles & Parts - 1.75%
Lockheed Martin Corp.	32,282	2,510,248

Household Appliances - 1.54%
Whirlpool Corp.	26,314	2,214,586

Household Audio & Video Equipment - 1.03%
Harman International Industries, Inc. (a)	34,142	1,472,886

Industrial Instruments for Measurement, Display, and Control - 0.56%
Roper Industries, Inc.	14,506	804,213

Instruments for Measurement, Testing of Electricity & Electronics Signals - 1.06%
Itron, Inc. (a)	22,836	1,528,870

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 92.88% - continued	Shares	Value

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 1.57%
Polo Ralph Lauren Corp.	28,119	$ 2,247,552

Mining & Quarrying of Nonmetallic Minerals - 1.04%
Compass Minerals International, Inc.	19,836	1,498,213

Miscellaneous Chemical Products - 0.71%
Nalco Holding Co.	43,797	1,018,718

Miscellaneous Manufacturing Industries - 0.42%
WMS Industries, Inc. (a)	16,074	609,687

Motor Vehicles & Passenger Car Bodies - 1.51%
Tata Motors Ltd. (b)	133,781	2,164,577

Motors & Generators - 0.35%
Regal-Beloit Corp.	8,803	496,665

Natural Gas Distribution - 2.22%
National Fuel Gas Company	64,156	3,191,119

Newspapers: Publishing or Publishing & Printing - 2.13%
Gannett Co., Inc.	201,646	3,054,937

Oil & Gas Field Machinery & Equipment - 2.80%
FMC Technologies, Inc. (a)	37,222	2,090,760
National-Oilwell Varco, Inc.	44,333	1,927,156
		4,017,916

Oil & Gas Field Services - 0.15%
Willbros Group, Inc. (a)	14,500	218,950

Paper Mills - 0.91%
Fibria Celulose S.A. (a) (b)	70,805	1,299,272

Pharmaceutical Preparations - 9.05%
Dr. Reddy's Laboratories Ltd. (b)	155,765	3,833,377
Novozymes A/S - B Shares	23,000	2,380,500
Perrigo Company	37,466	1,857,190
Salix Pharmaceutical, Ltd. (a)	60,000	1,713,600
Teva Pharmaceutical Industries Ltd. (b)	29,193	1,751,872
Vertex Pharmaceuticals, Inc. (a)	35,938	1,459,442
		12,995,981

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 5.36%
Dow Chemical Co./The	143,831	4,071,856
Eastman Chemical Co.	60,814	3,621,474
		7,693,330

Printed Circuit Boards - 2.17%
Plexus Corp. (a)	90,349	3,116,137

Public Building and Related Furniture - 1.05%
Johnson Controls, Inc.	48,420	1,505,862

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 92.88% - continued	Shares	Value

Railroad Equipment - 0.85%
Wabtec Corp.	32,120	$ 1,225,057

Retail - Apparel & Accessory Stores - 1.56%
J. Crew Group, Inc. (a)	53,334	2,244,295

Retail - Womens Clothing Stores - 1.12%
Chico's FAS, Inc.	118,161	1,601,082

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.81%
NYSE Euronext	43,825	1,156,104

Semiconductors & Related Devices - 5.12%
Cree, Inc. (a)	34,363	2,330,842
Microchip Technology, Inc.	108,001	2,922,507
NVIDIA Corp. (a)	129,671	2,100,670
		7,354,019

Services - Business Services - 3.50%
Sotheby's	57,268	1,391,612
WebMD Health Corp. (a)	84,390	3,635,521
		5,027,133

Services - Commercial Physical & Biological Research - 0.69%
Senomyx, Inc. (a)	370,000	984,200

Services - Computer Integrated Systems Design - 3.66%
Cerner Corp. (a)	27,422	2,274,655
SAIC, Inc. (a)	151,342	2,981,437
		5,256,092

Services - Computer Programming, Data Processing, Etc. - 0.39%
IHS, Inc. - Class A (a)	10,845	561,771

Services - Computer Programming Services - 4.22%
Cognizant Technology Solutions Corp. - Class A (a)	76,622	3,687,817
Infosys Technologies Ltd. (b)	41,552	2,364,309
		6,052,126

Services - Help Supply Services - 2.00%
Monster Worldwide, Inc. (a)	205,590	2,867,980

Services - Management Consulting Services - 0.95%
Hewitt Associates, Inc. - Class A (a)	35,896	1,363,689

Services - Miscellaneous Business Services - 1.57%
Tyco International Ltd.	62,356	2,248,557

Services - Motion Picture & Video Tape Production - 1.63%
Discovery Communications, Inc. - Class A (a)	75,004	2,336,375

Services - Prepackaged Software - 2.56%
Activision Blizzard, Inc.	194,284	2,065,239
Microsoft Corp.	56,009	1,605,218
		3,670,457

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 92.88% - continued	Shares	Value

Steel Pipe & Tubes - 1.66%
Allegheny Technologies, Inc.	54,614	$ 2,384,447

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.26%
Church & Dwight Co., Inc.	27,025	1,815,539

Surgical & Medical Instruments & Apparatus - 1.19%
Baxter International, Inc.	30,000	1,707,900

Tires and Inner Tubes - 0.46%
Goodyear Tire & Rubber Co. / The (a)	51,354	667,088

Water, Sewer, Pipeline, Commercial and Power Line Construction - 1.01%
MasTec, Inc. (a)	110,000	1,456,400

Water Transportation - 1.94%
Carnival Corp.	77,329	2,780,751

TOTAL COMMON STOCKS (Cost $114,483,915)		133,339,291

Exchange-Traded Funds - 3.36%

Short Russell 2000 ProShares (a)	35,269	1,537,728
Short S&P 500 ProShares (a)	29,488	1,552,543
UltraShort Russell 2000 ProShares (a)	35,457	863,733
UltraShort S&P 500 ProShares (a)	24,643	862,505

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,958,440)		4,816,509

Limited Partnerships - 1.74%

Blackstone Group L.P./The	178,530	2,495,849

LIMITED PARTNERSHIPS (Cost $2,601,628)		2,495,849

Real Estate Investment Trusts - 1.03%

Digital Realty Trust, Inc.	28,754	1,483,131

REAL ESTATE INVESTMENT TRUSTS (Cost $1,331,339)		1,483,131

Money Market Securities - 1.92%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	2,759,356	2,759,356

TOTAL MONEY MARKET SECURITIES (Cost $2,759,356)		2,759,356

TOTAL INVESTMENTS (Cost $126,134,678) - 100.93%		$ 144,894,136

Liabilities in excess of other assets - (0.93)%		(1,337,071)

TOTAL NET ASSETS - 100.00%		$ 143,557,065

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2010.

Tax Related
Unrealized appreciation		20,676,681
Unrealized depreciation		(1,917,223)
Net unrealized appreciation		$ 18,759,458

Aggregate cost of securities for income tax purposes		$ 126,134,678

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

February 28, 2010

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, exchange-traded funds, limited partnerships, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

February 28, 2010

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 28, 2010 in valuing the Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$ 120,044,208	$ -	$ -	$ 120,044,208

American Depositary Receipts *	13,295,083	-	-	13,295,083
Exchange-Traded Funds	4,816,509	-	-	4,816,509

Limited Partnerships	2,495,849	-	-	2,495,849
Real Estate Investment Trusts	1,483,131	-	-	1,483,131
Money Market Securities	2,759,356	-	-	2,759,356

Total	$ 144,894,136	$ -	$ -	$ 144,894,136

*Refer to Schedule of Investments for industry classifications.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments - continued

February 28, 2010

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2010
(Unaudited)

Shares	COMMON STOCKS - 94.56%	Value

	Aerospace/Defense - Equipment - 0.97%
102,000	Aerosonic Corp. (a)	$ 406,980
170,200	Astrotech Corp. (a)	488,474
75,000	Herley Industries, Inc. (a)	1,006,500
		1,901,954

	Alternative Energy - 0.39%
45,000	Green Plains Renewable Energy, Inc. (a)	763,200

	Apparel Manufacturers - 0.25%
230,000	Joe's Jeans, Inc. (a)	499,100

	Audio & Video Products - 0.29%
140,000	Ballantyne Strong, Inc. (a)	575,400

	Auto - 0.33%
27,000	China Yuchai International Ltd.	397,710
14,000	Dorman Products, Inc. (a)	252,700
		650,410

	Banks - 4.50%
35,000	Access National Corp.	203,000
7,000	Alliance Financial Corp.	188,020
60,000	B of I Holding, Inc. (a)	781,800
8,500	Century Bancorp, Inc. - Class A	162,350
30,000	First Financial Bancorp	556,800
3,000	Goldman Sachs Group, Inc./The	469,050
92,000	JPMorgan Chase & Co.	3,861,240
13,000	Northrim BanCorp, Inc.	206,830
70,000	Wintrust Financial Corp.	2,382,800
		8,811,890

	Batteries - 0.97%
490,000	Advanced Battery Technologies, Inc. (a)	1,906,100

	Building - Residential and Commercial - 0.97%
225,000	China Housing & Land Development, Inc. (a)	972,000
30,000	Gafisa S.A. (b)	921,300
		1,893,300

	Chemicals - Agricultural & Industrial - 0.77%
28,000	China Agritech, Inc. (a)	700,000
83,000	Gulf Resources, Inc. (a)	802,610
		1,502,610

	Coal - 2.23%
275,000	James River Coal Co. (a)	4,375,250

	Computer Hardware & Software - 6.11%
60,000	eOn Communications Corp. (a)	217,200
5,000	interCLICK, Inc. (a)	19,700
210,000	Seagate Technology (a)	4,181,100
225,000	Sinohub, Inc. (a)	742,500
580,000	STEC, Inc. (a)	5,962,400
22,000	Western Digital Corp. (a)	849,860
		11,972,760

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2010
(Unaudited)

Shares	COMMON STOCKS - 94.56% - continued	Value

	Computer Services - 0.12%
250,000	Netsol Technologies, Inc. (a)	$ 237,250

	Consumer Products - 1.02%
43,000	Tupperware Brands Corp.	2,009,390

	Digital Devices - 0.12%
137,582	DRI Corp. (a)	242,144

	Electric Products - 2.47%
180,000	Harbin Electric, Inc. (a)	3,407,400
120,000	SmartHeat, Inc. (a)	1,436,400
		4,843,800

	Electronic Components & Measuring Devices - 4.75%
365,000	Intel Corp.	7,493,450
75,000	Texas Instruments, Inc.	1,828,500
		9,321,950

	Equipment Leasing - 0.15%
17,000	Willis Lease Finance Corp. (a)	289,170

	Finance - Auto Loans - 0.78%
45,000	Encore Capital Group, Inc. (a)	811,800
52,000	FirstCity Financial Corp. (a)	301,600
100,000	Rodman & Renshaw Capital Group, Inc. (a)	424,000
		1,537,400

	Finance - Investment Banking/Brokerage - 0.35%
170,000	Broadpoint Gleacher Securities, Inc. (a)	681,700

	Firearms & Ammunition - 1.46%
670,000	Smith & Wesson Holding Corp. (a)	2,860,900

	Fisheries - 0.62%
165,000	HQ Sustainable Maritime Industries, Inc. (a)	1,214,400

	Food - 0.82%
130,000	Zhongpin, Inc (a)	1,600,300

	Freight Transportation - 0.44%
102,000	FreeSeas, Inc. (a)	118,320
35,000	Genco Shipping & Trading, Ltd. (a)	735,000
		853,320

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2010
(Unaudited)

Shares	COMMON STOCKS - 94.56% - continued	Value

	Gold - 2.78%
100,000	Aurizon Mines Ltd. (a)	$ 401,000
440,000	Gammon Gold, Inc. (a)	4,290,000
80,000	Jaguar Mining, Inc. (a)	753,600
		5,444,600

	Hazardous Waste Disposal - 0.17%
170,000	Perma-Fix Environmental Services, Inc. (a)	328,100

	Healthcare - 0.82%
208,000	Alpha Pro Tech, Ltd. (a)	700,960
70,000	Quidel Corp. (a)	914,200
		1,615,160

	Heating & Cooling Services - 0.10%
55,000	KSW, Inc.	202,950

	Insurance - 18.23%
100,000	American Equity Investment Life Holding Co.	880,000
85,000	Assured Guaranty, Ltd.	1,793,500
75,000	CNA Financial Corp. (a)	1,844,250
49,000	Eastern Insurance Holdings, Inc.	479,220
12,000	FBL Financial Group, Inc. - Class A	243,840
545,000	Fidelity National Financial, Inc. - Class A	7,766,250
390,000	Hartford Financial Services Group, Inc./The	9,504,300
50,000	Homeowners Choice, Inc. (a)	406,500
55,000	Kansas City Life Insurance Co.	1,610,950
215,000	Loews Corp.	7,838,900
22,000	Mercury General Corp.	903,320
40,000	Prudential Financial, Inc.	2,096,400
60,000	Universal Insurance Holdings, Inc.	363,000
		35,730,430

	Investment Management - 1.02%
50,000	Ameriprise Financial, Inc.	2,001,500

	Leisure - 0.05%
124,000	Silverleaf Resorts, Inc. (a)	99,200

	Metals - 2.33%
47,000	Freeport-McMoRan Copper & Gold, Inc.	3,532,520
35,000	Southern Copper Corp.	1,027,600
		4,560,120

	Networking Products - 0.65%
60,000	DragonWave, Inc. (a)	735,000
90,000	Zoom Technologies, Inc. (a)	539,100
		1,274,100

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2010
(Unaudited)

Shares	COMMON STOCKS - 94.56% - continued	Value

	Oil & Natural Gas Drilling - 0.19%
88,000	Double Eagle Petroleum Co. (a)	$ 378,400

	Oil & Natural Gas Producers - 2.00%
10,000	Apache Corp.	1,036,400
35,000	BP plc (b)	1,862,350
185,000	Gran Tierra Energy, Inc. (a)	1,015,650
		3,914,400

	Oil & Natural Gas Services - 0.39%
420,000	Boots & Coots International Well Control, Inc. (a)	760,200

	Pastoral & Agricultural - 0.09%
39,000	AgFeed Industries, Inc. (a)	171,990

	Pharmaceuticals - 11.65%
120,000	China Pharma Holdings, Inc. (a)	440,400
250,000	China Sky One Medical, Inc. (a)	3,882,500
500,000	Cubist Pharmaceuticals, Inc. (a)	10,520,000
157,000	Medicis Pharmaceutical Corp. - Class A	3,532,500
27,000	OSI Pharmaceuticals, Inc. (a)	999,540
176,000	Penwest Pharmaceuticals Co. (a)	440,000
215,000	Santarus, Inc. (a)	905,150
190,000	SciClone Pharmaceuticals, Inc. (a)	625,100
40,000	ViroPharma, Inc. (a)	498,400
25,000	Watson Pharmaceuticals, Inc. (a)	994,750
		22,838,340

	Recycling - 0.12%
24,000	Industrial Services of America, Inc. (a)	241,200

	Retail - Jewelry - 1.69%
180,000	Fuqi International, Inc. (a)	3,321,000

	Retail - Pawn Shop - 0.25%
25,000	EZCORP, Inc. (a)	493,250

	Schools - 10.51%
100,000	Bridgepoint Education, Inc. (a)	1,688,000
70,000	China Education Alliance, Inc. (a)	428,400
580,000	Corinthian Colleges, Inc. (a)	9,407,600
68,000	ITT Educational Services, Inc. (a)	7,414,720
75,000	Lincoln Educational Services Corp. (a)	1,672,500
		20,611,220

	Semiconductors - 4.51%
75,000	Amkor Technology, Inc. (a)	451,500
370,000	Kulicke and Soffa Industries, Inc. (a)	2,434,600
175,000	Micron Technology, Inc. (a)	1,585,500
175,000	Novellus Systems, Inc. (a)	3,871,000
40,000	Techwell, Inc. (a)	502,000
		8,844,600

	Sugar - 2.06%
445,000	Cosan Ltd. - Class A (a)	4,036,150

	Telecom - 0.45%
50,000	Corning, Inc.	881,500

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2010
(Unaudited)

Shares	COMMON STOCKS - 94.56% - continued	Value

	Textile Products - 0.13%
6,000	Hallwood Group, Inc./The (a)	$ 258,000

	Toys - 0.23%
82,527	Leapfrog Enterprises, Inc. (a)	449,772

	Vitamins & Nutrition - 0.10%
100,000	Neptune Technologies & Bioressources, Inc. (a)	192,000

	Wireless Equipment - 3.16%
27,000	GeoEye, Inc. (a)	643,140
165,000	InterDigital, Inc. (a)	4,232,250
225,000	RELM Wireless Corp. (a)	891,000
50,000	Telular Corp. (a)	225,000
10,600	TESSCO Technologies, Inc.	207,442
		6,198,832

	TOTAL COMMON STOCKS (Cost $184,147,890)	185,390,712

	MASTER LIMITED PARTNERSHIPS - 0.28%

11,000	Icahn Enterprises LP	550,990

	MASTER LIMITED PARTNERSHIPS (Cost $438,189)	550,990

	REAL ESTATE INVESTMENT TRUSTS - 2.28%

67,000	American Capital Agency Corp.	1,696,440
135,000	Chimera Investment Corp.	540,000
18,000	Cypress Sharpridge Investments, Inc.	238,140
275,000	MFA Financial, Inc.	1,991,000

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,548,858)	4,465,580

	MONEY MARKET SECURITIES - 1.38%

2,702,974	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (c)	2,702,974

	TOTAL MONEY MARKET SECURITIES (Cost $2,702,974)	2,702,974

	TOTAL INVESTMENTS (Cost $191,837,911) - 98.50%	$ 193,110,256

	Other assets less liabilities - 1.50%	2,947,271

	TOTAL NET ASSETS - 100.00%	$ 196,057,527

(a) Non-income producing securities.
(b) American Depositary Receipts
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2010.

Tax Related
Unrealized appreciation		$ 9,654,002
Unrealized depreciation		(8,381,657)
Net unrealized appreciation		$ 1,272,345

Aggregate cost of securities for income tax purposes		$ 191,837,911

*See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2010 – (Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American depositary receipts, master limited partnerships, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2010 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at February 28, 2010 in valuing the Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$ 182,607,062	$ -	$ -	$ 182,607,062

American Depositary Receipts *	2,783,650	-	-	2,783,650
Master Limited Partnerships	550,990	-	-	550,990
Real Estate Investment Trusts	4,465,580	-	-	4,465,580

Money Market Securities	2,702,974	-	-	2,702,974

Total	$ 193,110,256	$ -	$ -	$ 193,110,256

*Refer to Schedule of Investments for industry classifications.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2010 – (Unaudited)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments
February 28, 2010
(Unaudited)

Common Stocks - 79.58%	Shares	Value

Agriculture Chemicals - 2.21%
Monsanto Co.	3,100	$ 219,015

Beverages - 5.77%
Constellation Brands, Inc. - Class A (a)	24,800	372,992
PepsiCo, Inc.	3,200	199,904
		572,896

Crude Petroleum & Natural Gas - 2.21%
Talisman Energy, Inc.	12,000	219,600

Drilling Oil & Gas Wells - 1.03%
Patterson-UTI Energy, Inc.	6,650	102,676

Electric & Other Services Combined - 2.99%
Consolidated Edison, Inc.	6,950	297,112

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.01%
General Electric Co.	6,250	100,375

Farm Machinery & Equipment - 1.01%
Lindsay Corp.	2,720	100,123

Food & Kindred Products - 5.33%
ConAgra Foods, Inc.	11,950	292,297
Flowers Foods, Inc.	9,300	237,057
		529,354

Gold & Silver Ores - 2.09%
Harmony Gold Mining Co., Ltd. (b)	22,690	207,160

Grain Mill Products - 2.92%
Kellogg Co.	5,550	289,433

Measuring & Controlling Devices - 4.25%
Rockwell Automation, Inc.	7,800	421,902

Miscellaneous Furniture & Fixtures - 4.06%
Kinetic Concepts, Inc. (a)	9,600	402,432

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.47%
Zimmer Holdings, Inc. (a)	6,000	343,980

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 79.58% - continued	Shares	Value

Perfumes, Cosmetics & Other Toilet Preparations - 4.72%
Bare Escentuals, Inc. (a)	25,790	$ 468,862

Petroleum Refining - 2.23%
Tesoro Corp.	18,600	221,712

Pharmaceutical Preparations - 8.44%
Abbott Laboratories	6,550	355,534
Pfizer, Inc.	27,500	482,625
		838,159

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.36%
E. I. du Pont de Nemours & Co.	6,950	234,354

Retail - Catalog & Mail-Order Houses - 0.82%
NutriSystem, Inc.	4,200	81,270

Retail - Computer & Computer Software Stores - 2.72%
GameStop Corp. - Class A (a)	15,700	270,040

Retail - Grocery Stores - 2.57%
Whole Foods Market, Inc. (a)	7,200	255,528

Retail - Variety Stores - 3.37%
BJ's Wholesale Club, Inc. (a)	9,250	334,572

Semiconductors & Related Devices - 2.57%
Texas Instruments, Inc.	10,450	254,771

Services - Business Services - 3.56%
eBay, Inc. (a)	15,350	353,357

Services - Educational Services - 1.58%
ITT Educational Services, Inc. (a)	1,440	157,018

Services - Prepackaged Software - 2.42%
Adobe Systems, Inc. (a)	6,940	240,471

Surgical & Medical Instruments & Apparatus - 3.87%
Baxter International, Inc.	3,950	224,873
Boston Scientific Corp. (a)	20,600	159,444
		384,317

TOTAL COMMON STOCKS (Cost $8,348,173)		7,900,489

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Real Estate Investment Trusts - 2.46%	Shares	Value

Senior Housing Properties Trust	11,750	$ 244,283

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $240,605)		244,283

Money Market Securities - 18.14%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.27% (c)	1,800,908	1,800,908

TOTAL MONEY MARKET SECURITIES (Cost $1,800,908)		1,800,908

TOTAL INVESTMENTS (Cost $10,389,686) - 100.18%		$ 9,945,680

Liabilities in excess of other assets - (0.18)%		(18,128)

TOTAL NET ASSETS - 100.00%		$ 9,927,552

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2010.

Tax Related
Unrealized appreciation		$ 441,349
Unrealized depreciation		(885,355)
Net unrealized depreciation		$ (444,006)

Aggregate cost of securities for income tax purposes		$ 10,389,686

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
February 28, 2010
(Unaudited)

Common Stocks - 81.03%	Shares	Value

Agriculture Chemicals - 2.87%
Mosaic Co./The	17,890	$ 1,044,597

Agriculture Production - Crops - 2.93%
Fresh Del Monte Produce, Inc. (a)	55,020	1,067,938

Biological Products, No Diagnostic Substances - 3.96%
Amgen, Inc. (a)	25,500	1,443,555

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.55%
Kimberly-Clark Corp.	15,280	928,107

Electric Services - 7.59%
Duke Energy Corp.	79,740	1,303,749
Southern Co.	45,950	1,459,832
		2,763,581

Fats & Oils - 1.66%
Bunge, Ltd.	10,150	604,838

Food & Kindred Products - 3.28%
Sara Lee Corp.	88,200	1,195,992

Gold & Silver Ores - 2.66%
Gold Fields, Ltd. (b)	84,310	968,722

Heavy Construction Other Than Building Construction - Contractors - 1.46%
KBR, Inc.	25,700	532,247

Ice Cream & Frozen Desserts - 2.86%
Dean Foods Co. (a)	71,400	1,041,726

Meat Packing Plants - 3.62%
Smithfield Foods, Inc. (a)	76,700	1,320,007

Petroleum Refining - 1.73%
Valero Energy Corp.	35,910	629,143

Pharmaceutical Preparations - 6.71%
Eli Lilly & Co.	33,700	1,157,258
GlaxoSmithKline plc (b)	34,670	1,287,644
		2,444,902

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 81.03% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.99%
Nokia Corp. (b)	53,850	$ 725,360

Retail - Eating Places - 2.80%
Wendy's/Arby's Group, Inc. - Class A	208,650	1,018,212

Retail - Variety Stores - 2.76%
Costco Wholesale Corp.	16,520	1,007,224

Semiconductors & Related Devices - 1.45%
MEMC Electronic Materials, Inc. (a)	43,670	528,844

Services - Miscellaneous Amusement & Recreation - 3.02%
Walt Disney Co./The	35,260	1,101,522

Services - Prepackaged Software - 2.97%
Electronic Arts, Inc. (a)	65,360	1,083,669

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.52%
Procter & Gamble Co./The	20,290	1,283,951

State Commercial Banks - 2.68%
Bank of Nova Scotia	21,500	976,745

Sugar & Confectionery Products - 4.82%
Hershey Co./The	44,150	1,755,404

Surgical & Medical Instruments & Apparatus - 2.67%
Stryker Corp.	18,300	971,730

Switchgear & Switchboard Apparatus - 2.77%
ABB, Ltd. (b)	49,770	1,008,340

Telecommunications - 1.54%
Telecom Corp. of New Zealand, Ltd. (b)	71,105	561,730

Telephone Communications (No Radio Telephone) - 4.16%
AT&T, Inc.	61,010	1,513,658

TOTAL COMMON STOCKS (Cost $26,928,039)		29,521,744

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Money Market Securities - 19.45%	Shares	Value

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.27% (c)	7,087,655	$ 7,087,655

TOTAL MONEY MARKET SECURITIES (Cost $7,087,655)		7,087,655

TOTAL INVESTMENTS (Cost $34,015,694) - 100.48%		$ 36,609,399

Liabilities in excess of other assets - (0.48)%		(174,713)

TOTAL NET ASSETS - 100.00%		$ 36,434,686

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2010.

Tax Related
Unrealized appreciation		$ 3,297,274
Unrealized depreciation		(703,569)
Net unrealized appreciation		$ 2,593,705

Aggregate cost of securities for income tax purposes		$ 34,015,694

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
February 28, 2010
(Unaudited)

Common Stocks - 78.32%	Shares	Value

Agriculture Chemicals - 0.65%
Scotts Miracle-Gro Co. - Class A	700	$ 27,335

Agriculture Production - Crops - 2.85%
Chiquita Brands International, Inc. (a)	8,250	120,120

Bituminous Coal & Lignite Surface Mining - 0.63%
Evergreen Energy, Inc. (a)	5,920	1,812
Massey Energy Co.	570	24,550
		26,362

Calculating & Accounting Machines (No Electronic Computers) - 0.78%
NCR Corp. (a)	2,600	32,812

Canned Fruits, Vegetables & Preserves, Jams & Jellies - 0.99%
Del Monte Foods Co.	3,580	41,958

Chemicals & Allied Products - 1.61%
Olin Corp.	3,890	68,114

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.24%
Bemis Co., Inc.	350	10,244

Deep Sea Foreign Transportation of Freight - 0.98%
Paragon Shipping, Inc. - Class A	9,200	41,400

Drilling Oil & Gas Wells - 1.05%
Patterson-UTI Energy, Inc.	1,690	26,094
Rowan Companies, Inc. (a)	700	18,214
		44,308

Electric & Other Services Combined - 1.30%
ALLETE, Inc.	1,750	55,037

Electric Services - 1.62%
Hawaiian Electric Industries, Inc.	3,350	68,239

Farm Machinery & Equipment - 1.26%
Lindsay Corp.	1,450	53,374

Fats & Oils - 2.12%
Darling International, Inc. (a)	11,100	89,466

Food & Kindred Products - 2.41%
Flowers Foods, Inc.	1,050	26,764
Hain Celestial Group, Inc. (a)	4,730	75,065
		101,829

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 78.32% - continued	Shares	Value

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.25%
JAKKS Pacific, Inc. (a)	7,700	$ 95,095

Gold & Silver Ores - 3.32%
Golden Star Resources, Ltd. (a)	44,600	140,044

Greeting Cards - 2.95%
American Greetings Corp. - Class A	6,525	124,432

Heavy Construction Other Than Building Construction - Contractor - 0.50%
Foster Wheeler AG (a)	860	21,165

Hospital & Medical Service Plans - 0.96%
AMERIGROUP Corp. (a)	1,550	40,734

Laboratory Analytical Instruments - 0.86%
Varian, Inc. (a)	700	36,176

Magnetic & Optical Recording Media - 1.33%
Imation Corp. (a)	6,080	55,936

Metal Mining - 1.30%
Thompson Creek Metals Co., Inc. (a)	4,000	55,000

Mining, Quarrying of Nonmetallic Minerals - 1.99%
USEC, Inc. (a)	19,300	84,148

Miscellaneous Fabricated Metal Products - 1.78%
Mueller Water Products, Inc. - Class A	16,240	75,191

Perfumes, Cosmetics & Other Toilet Preparations - 2.68%
Elizabeth Arden, Inc. (a)	6,280	113,166

Pharmaceutical Preparations - 2.18%
Dendreon Corp. (a)	630	19,675
Perrigo Co.	1,460	72,372
		92,047

Photographic Equipment & Supplies - 0.97%
Avid Technology, Inc. (a)	3,050	41,022

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.47%
Rogers Corp. (a)	3,800	104,310

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 1.34%
Smith & Wesson Holding Corp. (a)	13,200	56,364

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 78.32% - continued	Shares	Value

Refuse Systems - 0.58%
US Ecology, Inc.	1,650	$ 24,569

Retail - Catalog & Mail-Order Houses - 1.22%
NutriSystem, Inc.	2,650	51,278

Retail - Department Stores - 2.45%
Maidenform Brands, Inc. (a)	6,000	103,320

Retail - Drug Stores & Proprietary Stores - 1.61%
PetMed Express, Inc.	3,500	67,795

Retail - Family Clothing Stores - 1.78%
Children's Place Retail Stores, Inc. (a)	1,970	75,274

Retail - Miscellaneous Retail - 3.25%
EZCORP, Inc. - Class A (a)	6,960	137,321

Retail - Variety Stores - 1.84%
BJ's Wholesale Club, Inc. (a)	2,150	77,765

Secondary Smelting & Refining of Nonferrous Metals - 2.16%
OM Group, Inc. (a)	2,650	91,213

Services - Educational Services - 1.79%
American Public Education, Inc. (a)	1,750	75,705

Services - Engineering Services - 1.34%
Teledyne Technologies, Inc. (a)	1,500	56,505

Services - Prepackaged Software - 1.36%
Rosetta Stone, Inc. (a)	2,600	57,200

Services - Hospitals - 1.58%
Magellan Health Services, Inc. (a)	1,590	66,653

Services - Skilled Nursing Care Facilities - 1.77%
Sun Healthcare Group, Inc. (a)	8,400	74,676

Sporting Goods - 1.40%
Callaway Golf Co.	7,450	59,078

State Commercial Banks - 1.22%
First Financial Bankshares, Inc.	980	51,303

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2010
(Unaudited)

Common Stocks - 78.32% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 1.37%
Hill-Rom Holdings, Inc.	2,200	$ 57,728

Telephone Communications (No Radio Telephone) - 1.78%
Alaska Communications Systems Group, Inc.	10,360	75,214

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.59%
Herbalife, Ltd.	620	24,831

Wholesale - Groceries & General Line - 3.86%
United Natural Foods, Inc. (a)	5,550	163,003

TOTAL COMMON STOCKS (Cost $2,993,371)		3,305,859

Real Estate Investment Trusts - 1.93%

Colony Financial, Inc.	2,800	55,832
Senior Housing Properties Trust	1,240	25,780

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $77,450)		81,612

Money Market Securities - 22.29%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.27% (b)	940,880	940,880

TOTAL MONEY MARKET SECURITIES (Cost $940,880)		940,880

TOTAL INVESTMENTS (Cost $4,011,701) - 102.54%		$ 4,328,351

Liabilities in excess of other assets - (2.54)%		(107,080)

TOTAL NET ASSETS - 100.00%		$ 4,221,271

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at February 28, 2010.

Tax Related
Unrealized appreciation		$ 415,633
Unrealized depreciation		(98,983)
Net unrealized appreciation		$ 316,650

Aggregate cost of securities for income tax purposes		$ 4,011,701

*See accompanying notes which are an integral part of theses financial statements.

Symons Institutional Funds

Related Notes to the Schedule of Investments

February 28, 2010

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Symons Institutional Funds

Related Notes to the Schedule of Investments

February 28, 2010

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired), or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Symons Capital Appreciation Institutional Fund’s investments as of February 28, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 7,693,329	$ -	$ -	$ 7,693,329

American Depositary Receipts*	207,160	-	-	207,160

Real Estate Investment Trusts	244,283	-	-	244,283

Money Market Securities	1,800,908	-	-	1,800,908

Total	$ 9,945,680	$ -	$ -	$ 9,945,680
*Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds

Related Notes to the Schedule of Investments

February 28, 2010

(Unaudited)

The following is a summary of the inputs used to value the Symons Value Institutional Fund’s investments as of February 28, 2010.

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 24,969,948	$ -	$ -	$ 24,969,948

American Depositary Receipts*	4,551,796	-	-	4,551,796

Money Market Securities	7,087,655	-	-	7,087,655

Total	$ 36,609,399	$ -	$ -	$ 36,609,399
*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Symons Small Cap Institutional Fund’s investments as of February 28, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$ 3,305,859	$ -	$ -	$3,305,859

Real Estate Investment Trusts	81,612	-	-	81,612

Money Market Securities	940,880	-	-	940,880

Total	$4,328,351	$ -	$ -	$ 4,328,351
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 18, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 4/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 4/22/2010

By
*/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 4/21/2010